Taxation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Statutory tax rate remaining profits	16.50%	25.00%	25.00%
Retained earnings (in Yuan Renminbi)		¥ (4,557,675,000)			¥ (4,649,428,000)	$ (654,858)
Consideration of subsidiary (in Yuan Renminbi)				¥ 141,500
Deferred income tax (in Yuan Renminbi)		384,382,000	¥ 324,682,000	135,790,000	390,721,000
Net operating losses carry forwards (in Yuan Renminbi)					419,904,000
Net operating losses carry forwards, expire in December 31, 2024 (in Yuan Renminbi)					9,168,000
Net operating losses carry forwards, expire in December 31, 2025 (in Yuan Renminbi)					28,619,000
Net operating losses carry forwards, expire in December 31, 2026 (in Yuan Renminbi)					204,340,000
Net operating losses carry forwards, expire in December 31, 2027 (in Yuan Renminbi)					80,351,000
Net operating losses carry forwards, expire in December 31, 2028 (in Yuan Renminbi)					97,427,000
Unrecognized tax benefits (in Yuan Renminbi)		30,772,000	¥ 28,575,000	¥ 23,840,000	28,654,000
HONG KONG [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	16.50%
Amount of assessable profits under lowered tax rate (in Dollars) | $	$ 2,000
Statutory tax rate	8.25%
CHINA [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
Statutory tax rate	25.00%
Statutory tax rate enterprise income tax rate	25.00%
Tax rate	10.00%
Retained earnings (in Yuan Renminbi)
PRC [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
HNTE [Member] | CHINA [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%
CHINA [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
Tax Examinations Computational Errors [Member]
Taxation [Line Items]
Statute of limitations	3 years
Tax Examinations Underpayment of Taxes Exceeding Threshold Amount [Member]
Taxation [Line Items]
Statute of limitations	5 years
Underpayment of taxes (in Yuan Renminbi)					¥ 100,000
Tax Examinations Transfer Pricing Issues [Member]
Taxation [Line Items]
Statute of limitations	10 years
Tax Examinations Tax Evasion [Member]
Taxation [Line Items]
Statute of limitations